Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	ietft2_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 11, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco International BuyBack AchieversTM ETF (the “Fund”)

The following replaces the table included under the section titled “Average Annual Total Returns for the Periods Ended December 31, 2017” on Page 4 of the Summary Prospectus and Page 66 of the Prospectus for the Fund:

	1 Year	Since Inception (02/27/14)
Return Before Taxes	33.57%	13.11%
Return After Taxes on Distributions	33.40%	12.77%
Return After Taxes on Distributions and Sale of Fund Shares	19.37%	10.38%

NASDAQ International Buyback AchieversTM Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	33.99%	13.94%
MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	27.19%	5.08%

Invesco International BuyBack Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ietft2_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 11, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco International BuyBack AchieversTM ETF (the “Fund”)

The following replaces the table included under the section titled “Average Annual Total Returns for the Periods Ended December 31, 2017” on Page 4 of the Summary Prospectus and Page 66 of the Prospectus for the Fund:

	1 Year	Since Inception (02/27/14)
Return Before Taxes	33.57%	13.11%
Return After Taxes on Distributions	33.40%	12.77%
Return After Taxes on Distributions and Sale of Fund Shares	19.37%	10.38%

NASDAQ International Buyback AchieversTM Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	33.99%	13.94%
MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	27.19%	5.08%

Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.57%
Since Inception	rr_AverageAnnualReturnSinceInception	13.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2014
Invesco International BuyBack Achievers ETF | Return After Taxes on Distributions | Invesco International BuyBack Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2014
Invesco International BuyBack Achievers ETF | Return After Taxes on Distributions and Sale of Fund Shares | Invesco International BuyBack Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.37%
Since Inception	rr_AverageAnnualReturnSinceInception	10.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2014
Invesco International BuyBack Achievers ETF | NASDAQ International Buyback Achievers™ Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.99%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2014
Invesco International BuyBack Achievers ETF | MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2014